AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

AI KANSAS TAX-EXEMPT BOND FUND

(Ticker Symbols: SEKSX, IKSTX, IKTEX)

Effective immediately, the name of the Fund is changed to the American Independence Kansas Tax-Exempt Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE